Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Asset Allocation Trust
Entity Central Index Key	0001288255
Document Period End Date	Jul. 31, 2024
C000011209 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Solutions - Balanced Fund
Class Name	Class A
Trading Symbol	PIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class A shares at NAV returned 12.07%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 17.02%, the Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Index, returned 18.34% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 12.96% over the period.
  All 15 of the underlying funds in which the Fund invested generated gains over the 12-month period, leading to positive overall results for the Fund. In terms of benchmark relative performance, the Fund benefited from the collective outperformance of the underlying equity and fixed-income funds held in the portfolio. With respect to the former, Pioneer Fund and Pioneer Fundamental Growth Fund both produced returns in excess of the MSCI World NR Index, the Fund’s equity market benchmark. On the other hand, the portfolio’s more value-oriented underlying fund holdings, while generating positive absolute returns, lagged the broader equity market and detracted from the Fund’s relative results.
  On the fixed-income side, the Fund’s benchmark-relative outperformance derived mainly from the underlying funds’ diversified investment strategies. Investments in Pioneer CAT Bond Fund and Pioneer Securitized Income Fund were the strongest performers for the Fund within the fixed-income portion of the portfolio during the 12- month period.
  The Fund held a large position in Pioneer Multi-Asset Income (MAI) Fund during the period as a core element of the overall investment portfolio. While that fund did not outperform the Pioneer Solutions - Balanced Fund’s 60/40 (blended) benchmark, it performed in line with the Fund over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.66%	6.50%	4.27%
Class A (without sales charge)	12.07%	7.78%	4.89%
MSCI ACWI NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
MSCI World NR Index	18.34%	12.06%	9.53%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index	12.96%	7.46%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 390,838,049
Holdings Count | Holding	15	[1]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$390,838,049%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	30%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2024)*
Balanced/Flexible	38.3%
International Equities	34.0%
Fixed Income	24.6%
U.S. Equities	3.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011211 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Solutions - Balanced Fund
Class Name	Class C
Trading Symbol	PIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class C shares at NAV returned 11.22%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 17.02%, the Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Index, returned 18.34% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 12.96% over the period.
  All 15 of the underlying funds in which the Fund invested generated gains over the 12-month period, leading to positive overall results for the Fund. In terms of benchmark relative performance, the Fund benefited from the collective outperformance of the underlying equity and fixed-income funds held in the portfolio. With respect to the former, Pioneer Fund and Pioneer Fundamental Growth Fund both produced returns in excess of the MSCI World NR Index, the Fund’s equity market benchmark. On the other hand, the portfolio’s more value-oriented underlying fund holdings, while generating positive absolute returns, lagged the broader equity market and detracted from the Fund’s relative results.
  On the fixed-income side, the Fund’s benchmark-relative outperformance derived mainly from the underlying funds’ diversified investment strategies. Investments in Pioneer CAT Bond Fund and Pioneer Securitized Income Fund were the strongest performers for the Fund within the fixed-income portion of the portfolio during the 12- month period.
  The Fund held a large position in Pioneer Multi-Asset Income (MAI) Fund during the period as a core element of the overall investment portfolio. While that fund did not outperform the Pioneer Solutions - Balanced Fund’s 60/40 (blended) benchmark, it performed in line with the Fund over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	10.22%	7.00%	4.14%
Class C (without contingent deferred sales charge)	11.22%	7.00%	4.14%
MSCI ACWI NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
MSCI World NR Index	18.34%	12.06%	9.53%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index	12.96%	7.46%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 390,838,049
Holdings Count | Holding	15	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$390,838,049%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	30%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2024)*
Balanced/Flexible	38.3%
International Equities	34.0%
Fixed Income	24.6%
U.S. Equities	3.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000160060 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Solutions - Balanced Fund
Class Name	Class R
Trading Symbol	BALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class R shares at NAV returned 11.76%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 17.02%, the Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Index, returned 18.34% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 12.96% over the period.
  All 15 of the underlying funds in which the Fund invested generated gains over the 12-month period, leading to positive overall results for the Fund. In terms of benchmark relative performance, the Fund benefited from the collective outperformance of the underlying equity and fixed-income funds held in the portfolio. With respect to the former, Pioneer Fund and Pioneer Fundamental Growth Fund both produced returns in excess of the MSCI World NR Index, the Fund’s equity market benchmark. On the other hand, the portfolio’s more value-oriented underlying fund holdings, while generating positive absolute returns, lagged the broader equity market and detracted from the Fund’s relative results.
  On the fixed-income side, the Fund’s benchmark-relative outperformance derived mainly from the underlying funds’ diversified investment strategies. Investments in Pioneer CAT Bond Fund and Pioneer Securitized Income Fund were the strongest performers for the Fund within the fixed-income portion of the portfolio during the 12- month period.
  The Fund held a large position in Pioneer Multi-Asset Income (MAI) Fund during the period as a core element of the overall investment portfolio. While that fund did not outperform the Pioneer Solutions - Balanced Fund’s 60/40 (blended) benchmark, it performed in line with the Fund over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	11.76%	7.53%	4.67%
MSCI ACWI NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
MSCI World NR Index	18.34%	12.06%	9.53%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index	12.96%	7.46%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 390,838,049
Holdings Count | Holding	15	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$390,838,049%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	30%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2024)*
Balanced/Flexible	38.3%
International Equities	34.0%
Fixed Income	24.6%
U.S. Equities	3.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011212 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Solutions - Balanced Fund
Class Name	Class Y
Trading Symbol	IMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Solutions - Balanced Fund (“Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended July 31, 2024, the Fund’s Class Y shares at NAV returned 12.21%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 17.02%, the Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Index, returned 18.34% and 5.10%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 12.96% over the period.
  All 15 of the underlying funds in which the Fund invested generated gains over the 12-month period, leading to positive overall results for the Fund. In terms of benchmark relative performance, the Fund benefited from the collective outperformance of the underlying equity and fixed-income funds held in the portfolio. With respect to the former, Pioneer Fund and Pioneer Fundamental Growth Fund both produced returns in excess of the MSCI World NR Index, the Fund’s equity market benchmark. On the other hand, the portfolio’s more value-oriented underlying fund holdings, while generating positive absolute returns, lagged the broader equity market and detracted from the Fund’s relative results.
  On the fixed-income side, the Fund’s benchmark-relative outperformance derived mainly from the underlying funds’ diversified investment strategies. Investments in Pioneer CAT Bond Fund and Pioneer Securitized Income Fund were the strongest performers for the Fund within the fixed-income portion of the portfolio during the 12- month period.
  The Fund held a large position in Pioneer Multi-Asset Income (MAI) Fund during the period as a core element of the overall investment portfolio. While that fund did not outperform the Pioneer Solutions - Balanced Fund’s 60/40 (blended) benchmark, it performed in line with the Fund over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 Million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index).
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	12.21%	8.00%	5.12%
MSCI ACWI NR Index	17.02%	11.05%	8.74%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
MSCI World NR Index	18.34%	12.06%	9.53%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Index	12.96%	7.46%	6.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 390,838,049
Holdings Count | Holding	15	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of July 31, 2024)
Fund net assets	$390,838,049%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	30%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
ASSET ALLOCATIONS
(as of July 31, 2024)*
Balanced/Flexible	38.3%
International Equities	34.0%
Fixed Income	24.6%
U.S. Equities	3.1%
*	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short‑term investments and all derivative contracts except for options purchased.
[2]	Excluding short‑term investments and all derivative contracts except for options purchased.
[3]	Excluding short‑term investments and all derivative contracts except for options purchased.
[4]	Excluding short‑term investments and all derivative contracts except for options purchased.